Organization and Nature of Operations (Details) - $ / shares		1 Months Ended
	Mar. 04, 2019	Aug. 21, 2018	Sep. 30, 2022	Mar. 31, 2022	Mar. 04, 2022	Aug. 31, 2018	Feb. 09, 2018
Organization and Nature of Operations (Details) [Line Items]
Equity method investment, description		Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Development owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Development, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.
Ordinary shares, authorized	100,000,000
Preferred shares, authorized	10,000,000		50,000,000	50,000,000
Cancelled ordinary shares	77,223,100
Ordinary shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Additional shares sold	223,100
Ordinary shares, issued							50,000
Fujian Happiness [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership						100.00%
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, authorized	50,000
Ordinary shares, par value (in Dollars per share)	$ 0.0005
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, authorized	90,000,000
Ordinary shares, par value (in Dollars per share)	$ 1
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, authorized			350,000,000	350,000,000
Ordinary shares, Outstanding			67,004,583	30,481,580
Ordinary shares, issued			67,004,583	30,481,580	10,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares, authorized			100,000,000	100,000,000
Ordinary shares, Outstanding			12,095,100	0
Ordinary shares, issued			12,095,100	0
Mr. Wang Xuezhu [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership						47.70%